AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                              ("Separate Account")
                                  Supplement to
                                 OVERTURE VIVA!
                          Prospectus Dated May 1, 2006
                       Supplement Dated September 20, 2006

On Page 7, the TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES chart is corrected to state the maximum portfolio company expenses after any waivers and reductions are 1.25%, as shown in the chart below:

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                         0.41% (1)         1.25% (2)
---------------------------------------------------------------------------------- ---------------- ----------------
After any Waivers and Reductions (explained in the footnotes below)                       0.36% (1)         1.25% (2)
---------------------------------------------------------------------------------- ---------------- ----------------

     (1) Ameritas Money Market Portfolio.
     (2) Summit EAFE International Index Portfolio.

   All other Policy provisions remain as stated in the Policy and prospectus.

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                  by Ameritas Variable Life Insurance Company.
          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.